Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 43,022,883	$ 51,046,575	$ 6,339,833
Current Tax Rate	30.00%	30.00%	30.00%
Income for the Year at Tax Rate	$ (12,906,866)	$ (15,313,973)	$ (1,901,950)
- Income for Equity Instruments	(37,516)		434,390
- Untaxed Income	166,909	130,190	378,202
- Donations and Other Non-deductible Expenses	(32,018)	(21,627)	(138,057)
- Other	(3,001,548)	(83,089)	(851,579)
- Allowance for Impairment			(3,954)
- Inflation effect	(10,569,560)	(12,260,928)	(13,426,074)
- Tax Adjustment under Law 27430	695,456	(116,806)	965,898
- Tax inflation adjustment	2,895,013	1,680,922
- Tax inflation adjustment deferral	5,090,717	7,914,419
Total Income Tax Charge for the Year	(17,699,413)	(18,070,892)	(14,543,124)
Current Income Tax	(26,644,905)	(20,759,986)	(14,495,373)
Deferred Tax Charge	8,274,837	2,751,269	831,822
Allowance for Impairment			(3,954)
Tax Return adjustment from previous fiscal year	670,655	(62,175)	(172,442)
Law 27430 adjustment			(703,177)
Total Income Tax Charge for the Year	$ (17,699,413)	$ (18,070,892)	$ (14,543,124)